Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Summary of Future Minimum Lease Payments Receivable
a)

The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2018		2019		2020
Less than one year	Ps.	1,162,457	Ps.	1,331,301	Ps.	1,368,927
One to two years		835,157		1,074,436		1,109,585
Two to three years		665,499		875,768		768,681
Three to four years		524,911		592,384		390,332
Four to five years		316,356		299,145		105,303
More than five years		203,288		96,704		70,242
	Ps.	3,707,668	Ps.	4,269,738	Ps.	3,813,070

Summary of Future Minimum Rental Payments Under Non Cancellable Leases
b)	Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2018		2019		2020
Less than one year	USD$	12,175	USD$	8,692	USD$	9,491
One to two years		6,122		4,935		5,514
Two to three years		3,577		4,731		4,267
Three to four years		3,395		3,506		3,686
Four to five years		2,723		3,032		3,548
More than five years		22,177		19,398		3,780
	USD$	50,169	USD$	44,294	USD$	30,287